Segment Information - Summary of Segment Revenue, Segment Profit, Segment Assets and Liabilities and Other Items (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Disclosure of operating segments [line items]
Segment profit		¥ 336,941		¥ 288,700		¥ 169,878
Revenue		6,177,947		5,712,965		4,696,828
Adjustments [member]
Disclosure of operating segments [line items]
Segment profit	[1]	1,122	[2]	2,030	[3]	1,256	[4]
Revenue	[1]	(147,867)	[2]	(124,868)	[3]	(128,175)	[4]
Nippon Steel Kowa Real Estate Co. Ltd. [member] | Adjustments [member]
Disclosure of operating segments [line items]
Return investments accounted for using the equity method		8,237		5,929		6,524
SUMCO Corporation [member] | Adjustments [member]
Disclosure of operating segments [line items]
Return investments accounted for using the equity method						629
Inter-segment revenue [member] | Adjustments [member]
Disclosure of operating segments [line items]
Revenue		¥ (7,114)		¥ (3,899)		¥ (5,897)

[1]	The adjustments of segment liabilities include the elimination of the Steelmaking and Steel Fabrication segment's borrowings from the System Solutions segment.
[2]	The adjustments of segment profit of 1,122 million yen include investment return of 8,237 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., and elimination of inter-segment revenue or transfers of (7,114) million yen.
[3]	The adjustments of segment profit of 2,030 million yen include investment return of 5,929 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., and elimination of inter-segment revenue or transfers of (3,899) million yen.
[4]	The adjustments of segment profit of 1,256 million yen include investment return of 6,524 million yen from the equity method associate Nippon Steel Kowa Real Estate Co., Ltd., investment return of 629 million yen from the equity method associate SUMCO Corporation, and elimination of inter-segment revenue or transfers of (5,897) million yen.